Summary of Yearly Debt Payments for Both Scheduled and Discretionary (Detail) - Predecessor - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Yearly debt payments, both scheduled and discretionary		$ 79,447	$ 186,263
7.125% Senior Notes
Debt Instrument [Line Items]
Yearly debt payments, both scheduled and discretionary	[1]		47,378
7.5% Senior Notes
Debt Instrument [Line Items]
Yearly debt payments, both scheduled and discretionary	[1]	31,800	31,385
2017 Term Loan
Debt Instrument [Line Items]
Yearly debt payments, both scheduled and discretionary	[2]	7,522	44,000
Scheduled Maturities Payments
Debt Instrument [Line Items]
Yearly debt payments, both scheduled and discretionary	[3]	$ 40,125	$ 63,500

[1]	Discretionary open market debt repurchases.
[2]	Includes additional principal payments of $7.5 million and $42 million in 2015 and 2014, respectively.
[3]	Includes $10 million repayment of revolving credit agreement in 2014.